EQUITY - Narrative (Details) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2020 EUR (€) shares vote € / shares	Jun. 28, 2019 EUR (€) shares	Dec. 31, 2019 € / shares	Feb. 29, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	454,163,561	466,671,427
Dividend rate (in euros per share) | € / shares	€ 0		€ 0.62
Own shares purchased under share buyback programme	€ 129	€ 457
Stock Repurchase Program Authorized Amount				€ 1,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	828,884
Par value per share (in dollars/euros per share) | € / shares	€ 0.01
Number of votes per share in issue | vote	1
Share capital
Disclosure of classes of share capital [line items]
Number of shares cancelled (in shares) | shares	(3,065,200)
Retained earnings
Disclosure of classes of share capital [line items]
Own shares purchased under share buyback programme	€ 129	€ 457
Agreement to purchase shares under share buyback programs, tax	€ (1)